OTHER PROVISIONS AND LIABILITIES (Details) $ in Millions			12 Months Ended
	Sep. 13, 2016 USD ($)	Aug. 02, 2016 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Oct. 27, 2015 USD ($) agreement	May 22, 2013
Disclosure of other provisions [line items]
Payables on social security and taxes other than income tax				$ 15.8	$ 20.7
Other provisions				353.3	418.1
Current portion				56.7	55.8
Non-current portion				296.6	362.3
Number of metal purchase agreements | agreement							3
Loss contingency damages, suggestion of value		$ 20.0
Provision for repatriation taxes payable
Disclosure of other provisions [line items]
Other provisions				22.9	13.1
Provision for taxes
Disclosure of other provisions [line items]
Other provisions				25.6	25.8
Other provisions and liabilities
Disclosure of other provisions [line items]
Other provisions				73.0	133.9
Altus minerals corporation | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions				57.5	59.8
Current portion				4.0
Non-current portion				53.5
Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions				158.5	$ 164.8
Current portion				7.7
Non-current portion				$ 150.8
Cost | Altus minerals corporation | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income						$ 61.1
Cost | Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income							$ 170.4
Legal proceedings provision
Disclosure of other provisions [line items]
Loss contingency, damages sought, value			$ 177.0
Proportion of ownership interest in associate			12.50%
Loss contingency, damages awarded, ownership percentage								50.00%
Loss contingency, weighted the chance of the plaintiff								50.00%
Loss contingency, weighted the chance of the plaintiff, participation								15.00%
Loss contingency damages, suggestion of value	$ 54.2